CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities
Net income (loss)	$ (1,320)	$ 4,273	$ 6,190
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	1,973	2,114	2,138
Reversal of (provision for) doubtful accounts, net	297	403	(674)
Additional charges for obsolescence allowance of inventories, net	426	256	296
Loss (gain) on disposal of property, plant and equipment	(29)	22	61
Unrealized holding (gain) loss on marketable securities	5,179	(891)	(1,401)
Gain on sales of marketable securities	(29)	(746)	(609)
Deferred income tax (benefit) expense	92	(116)	(114)
Scrip dividend received	(175)	(33)	(168)
Exchange loss arising from marketable securities	531
Changes in operating assets and liabilities:
Accounts receivable	3,136	(225)	(2,079)
Inventories	4,026	(353)	(2,541)
Prepaid expenses and other current assets	254	261	152
Accounts payable	(1,649)	(2,343)	3,444
Accrued payroll and employee benefits	401	110	923
Customer deposits	(126)	(409)	(445)
Other accrued liabilities	56	(211)	399
Income taxes payable	78	54	127
Net cash provided by operating activities	13,121	2,166	5,699
Cash flows from investing activities
Purchase of property, plant and equipment	(507)	(878)	(1,707)
Proceeds from sale of property, plant and equipment, net of transaction costs	188	25	6
Purchase of marketable securities	(2,121)	(12,704)	(5,357)
Proceeds from sales of marketable securities	1,620	7,210	6,580
Withdrawal (increase) of fixed deposits maturing over three months	(412)	1,819	3,232
(Increase) withdrawal of fixed deposits maturing over twelve months	(1,424)	3,129	(227)
Net cash provided by (used in) investing activities	(2,656)	(1,399)	2,527
Cash flows from financing activities
Dividends paid	(2,386)	(1,588)	(1,112)
Proceeds from exercise of stock options	64
Net cash used in financing activities	(2,322)	(1,588)	(1,112)
Net increase (decrease) in cash and cash equivalents	8,143	(821)	7,114
Cash and cash equivalents, beginning of year	14,371	15,192	8,078
Cash and cash equivalents, end of year	22,514	14,371	15,192
Cash paid during the year for:
Interest
Income taxes	$ 160	$ 149	$ 85